Other Expenses - Schedule of Other Expenses (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Expenses [Line Items]
Other Expense		$ 3,055,655	$ 2,773,643	$ 399,124
Driver fine subsidies [Member]
Schedule of Other Expenses [Line Items]
Other Expense		2,228,702	1,315,829
Penalty payments [Member]
Schedule of Other Expenses [Line Items]
Other Expense		350,888	349,412	103,714
Lawsuit provision expense [Member]
Schedule of Other Expenses [Line Items]
Other Expense	[1]	183,997	846,218	175,209
Donations and grant [Member]
Schedule of Other Expenses [Line Items]
Other Expense		26,785	121,496	7,857
Custom tax provision expense [Member]
Schedule of Other Expenses [Line Items]
Other Expense			32,304	78,232
Other [Member]
Schedule of Other Expenses [Line Items]
Other Expense		$ 265,283	$ 108,384	$ 34,112

[1]	Lawsuit provision expenses consist of the civil law cases and labor law cases. The Group has accounted for the requisite provisions pertaining to these lawsuits within the consolidated financial statements as of December 31, 2024, 2023 and 2022.